Contract Balances (Details) - Schedule of contract assets - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of contract assets [Abstract]
At the beginning of the year	¥ 6,194	¥ 7,824
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(4,985)	(7,384)
Contract assets recognized with the recognition of revenue during the year	4,389	5,754
At the end of the year	¥ 5,598	¥ 6,194